Subsequent events (Details) R$ in Millions			3 Months Ended
	Jun. 01, 2018 BRL (R$) aircraft	Apr. 26, 2018 BRL (R$)	Mar. 31, 2018 BRL (R$)	Mar. 31, 2017 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss)			R$ 210.6	R$ 55.4
Impact of truck drivers strike
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss)	R$ (50.0)
Sale of aircraft
Disclosure of non-adjusting events after reporting period [line items]
Number of aircraft sold | aircraft	6
HNA | Prepayment of Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Received from related party relating to prepayment of loan agreement		R$ 22.3